Subsidiaries	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Disclosure of subsidiaries

25	Subsidiaries
The table below includes the Company’s principal subsidiaries as at December 31, 2022, determined as either contributing to 10% or more of the Group assets or revenues. The Company has other subsidiaries, however the assets and revenues did not exceed 10%, and the aggregate did not exceed 20% of the Group’s consolidated assets or revenues for the year ended December 31, 2022:

Name	% Equity interest	Country of incorporation	Nature of business
Raging River Proprietary Limited	100%	South Africa	Gaming operations
Baytree Interactive Limited	100%	Guernsey	Gaming operations
Betway Limited	99.9%	Malta	Gaming operations
City Views Limited	100%	Guernsey	Holding company
Certain subsidiary entities of the Group are not wholly-owned. Apart from the non-controlling interest of Verno discussed in note 4, management has assessed the values of the non-controlling interests (‘NCI’) in these instances and determined them to be immaterial.